Related Party Transactions	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
Related Party Transactions	Related Party Transactions
Compensation of Key Management Personnel
Key management personnel are those persons having authority and responsibility for planning, directing, and controlling our activities as a whole. We have determined that key management personnel consists of the Board of Directors, the President and Chief Executive Officer, and the executives who report directly to the President and Chief Executive Officer.

	2022	2021	2020
Short-term employee compensation and benefits	$4,308	$3,919	$3,515
Termination benefits	—	—	495
Share-based compensation expense	1,615	2,703	1,758
	$5,923	$6,622	$5,768